U.S. SECURITIES
AND EXCHANGE
COMMISSION
Washington, D.C.
20549
FORM 24F-2
ANNUAL NOTICE
OF SECURITES
SOLD PURSUANT
TO RULE 24F-2
READ
INSTRUCTIONS AT
END OF FORM
BEFORE
PREPARING
FORM.

1.Name and address of
issuer:

DBX ETF Trust
60 Wall Street
New York, NY 10005

2. The name of each
series or class of
securities for which
this Form is filed
(If the Form is being
filed for all series
and classes of securities
of the issuer, check the
box but do not list series
or classes):[x]

3. Investment Company
Act File Number:
811-22487
Securities Act File
Number: 333-170122

4.(a) Last day of
fiscal year for which
this Form is filed:
May 31, 2012

(b)[ ] Check box if this
Form is being filed late
(i.e., more than 90
calendar days after the
end of the issuer's fiscal
year).
(See Instruction A.2)

NOTE: IF THE FORM IS
BEING FILED LATE,
INTEREST MUST BE PAID
ON THE REGISTRATION FEE
DUE.

(c)[ ] Check box if this
is the last time the issuer
will be filing this Form.

5. Calculation of
registration fee:
(i) Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):
$56,077,004

(ii) Aggregate price of
securities redeemed or
repurchased during the
fiscal year: $4,353,223

(iii) Aggregate price of
securities redeemed or
repurchased during any
PRIOR fiscal year ending
no earlier than October
11, 1995 that were not
previously used to reduce
 registration fees payable
to the Commission: $0


(iv) Total available
redemption credits
[add items 5(ii) and
5(iii)]: $4,353,223

(v) Net sales -- if item
5(i) is greater than Item
5(iv) [subtract Item 5(iv)
from Item 5(I)]: $51,723,781

(vi) Redemption credits
available for use in future
years -- if Item 5(i) is
less than Item 5(iv)
[subtract Item
5(iv) from Item 5(i)]: $0

(vii) Multiplier for
determining registration
fee (See Instruction C.9):
x  0.00011460

(viii) Registration fee
due [multiply Item 5(v)
by Item 5(vii)] (enter "0"
if no fee is due):
= $5,927.55

6. Prepaid Shares
If the response to Item
5(i) was determined by
deducting an amount
of securities that were
registered under the
Securities Act of 1933
pursuant to rule 24e-2
as in effect before
October 11, 1997,
then report the amount
of securities (number of
shares or other units)
deducted here: 0.
If there is a
number of shares or
other units that were
registered pursuant to
rule 24e-2 remaining
unsold at the end of the
fiscal year for which this
form is filed that are
available for use by the
issuer in future fiscal
years, then state that
number here: 0.

7. Interest due -- if this
Form is being filed more
than 90 days after the
end of the issuer's fiscal
year (see Instruction D): $0

8. Total of the amount of
the registration fee due
plus any interest due
[Item 5(viii) plus Item 7]:
= $5,927.55

9. Date the registration
fee and any interest
payment was sent to
the Commission's
lockbox depository:
8/23/12
Method of Delivery:
[X] Wire Transfer
[   ] Mail or other
means



SIGNATURES

This report has
been signed below by
the following persons
on behalf of the
Issuer and in
the capacities and on
the dates indicated.

By: (Signature and
Title)*
/ s / Kevin Teevan

Kevin Teevan
Controller

Date: August 24, 2012

*Please print the name
and title of the signing
officer below the
signature.

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